Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,808	$ 9,897	$ 9,406	$ 9,769	$ 9,211	$ 10,173
Interest-bearing deposits with financial institutions		52,769	60,301	54,454
Total	[2]	$ 63,577	$ 70,198	$ 63,860

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).
[2]	Net of allowances of $3 (January 31, 2025 – $3; October 31, 2024 – $3).